EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

($000s)
Cost
Balance, December 31, 2015	$87,919
Additions	2,349
Dispositions	(31,176)
Transfer to oil and natural gas properties	(29,846)
Balance, December 31, 2016	29,246
Additions	1,664
Dispositions	(7,843)
Transfer to oil and natural gas properties	(336)
Balance, December 31, 2017	$22,731

Exploration and evaluation ("E&E") assets consist of Bellatrix's exploration projects which are pending the determination of proved or probable reserves and production.